Cover	Oct. 30, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002146670
Document Type	S-6
Entity Registrant Name	FT 13276
Document Period End Date	Oct. 30, 2026
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks above-average capital appreciation. The Trust is concentrated (i.e., invests 25% or more of Trust assets) in common stocks of companies within each of the communication services and consumer discretionary sectors.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The portfolio aims to primarily target the Communication Services, Consumer Discretionary and Information Technology sectors. The portfolio is further broken down into the following sub-industries:

•	Consumer Electronics
•	Data Processing & Outsourced Services
•	Interactive Home Entertainment
•	Interactive Media & Services
•	Internet & Direct Marketing
•	Internet Services & Infrastructure
•	Movies & Entertainment
•	Systems Software
•	Technology Hardware, Storage

While not a part of the Trust’s portfolio selection process, the Trust also invests in dividend-paying securities, foreign securities, depositary receipts, emerging and/or developing market companies, VIEs and companies with various market capitalizations.

As with any similar investments, there can be no assurance that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.